Debt covenants	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Debt covenants
(36)	Debt covenants
As of December 31, 2019, we have overdue payments of the debt associated with the ATR 72 fleet, as indicated in Note
16-
Long-term debt –
Non-compliance
debt, which affects the debt related to the “Cross Default”
E-190
fleet to the amount of $55,977. This total debt is classified as a short term in the Debt – Assets held for sale.
On February 21, 2020, the total payment of the debt associated with E190 fleet was realized, as a result of the sale of the associated aircraft. Therefore, as of the issue date of these financial statements, we have remedied this default.